OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2024	May 01, 2021
Right-of-use asset	$ 17,316
Lease liability	$ 22,385	$ 49,475
Lease expiration date	Apr. 29, 2026
Description of lease liability	The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026
Lease liability, discount rate		12.00%